Schedule of Authorized And Issued Common Stock And Preferred Stock (Detail) - $ / shares	Dec. 31, 2017	Mar. 31, 2017
Stockholders Equity Note [Line Items]
Common stock shares authorized	125,000,000
Common stock par value	$ 0.001
Common stock shares issued	22,115,916
Preferred stock shares authorized	3,000,000
Preferred stock par value
Preferred stock shares issued	0
Predecessor
Stockholders Equity Note [Line Items]
Common stock shares authorized		125,000,000
Common stock par value		$ 0.100
Common stock shares issued		47,121,304
Preferred stock shares authorized		3,000,000
Preferred stock par value
Preferred stock shares issued		0